RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of Research and Development Expenses

	2020	2019	2018
Gross research and development expenses	(5,173)	(4,727)	(4,863)
Research Tax Credit	492	762	685
Grants	184	236	90
Net Research and development expenses	(4,496)	(3,728)	(4,088)